OPTIONS AND WARRANTS (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions - $ / shares		3 Months Ended	12 Months Ended
	Mar. 15, 2017	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPTIONS AND WARRANTS (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Risk-free interest rate	1.599%
Dividend yield			0.00%	0.00%
Stock price volatility	105.22%
Weighted average grant date fair value (in Dollars per share)			$ 1.47	$ 1.17
Minimum [Member]
OPTIONS AND WARRANTS (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Risk-free interest rate		2.65%
Dividend yield		0.00%
Stock price volatility		94.10%	109.30%	95.72%
Expected life			5 years	5 years
Weighted average grant date fair value (in Dollars per share)		$ 1.01
Maximum [Member]
OPTIONS AND WARRANTS (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Stock price volatility			122.82%	107.17%
Expected life		5 years	10 years	10 years